NET LOSS (GAIN) ON DISPOSITION OF ASSETS AND IMPAIRMENT CHARGES (Details) $ in Millions	12 Months Ended
	Dec. 26, 2015 property	Dec. 27, 2014 USD ($)
NET LOSS (GAIN) ON DISPOSITION OF ASSETS AND IMPAIRMENT CHARGES [Abstract]
Gain on disposition and impairment of asset		$ 3.4
Gain on the sale of certain real estate		$ 2.7
Ownership percentage (in hundredths)		50.00%
Gain on disposition of other properties and equipment		$ 1.9
Impairment loss		$ 1.2
Number of vacant properties with a reduction in value | property	1